UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

ROSENCRANTZ DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported):	January 26, 2022

Commission File Number of securitizer:	025-05052

Central Index Key Number of securitizer:	0001810495

Michael Robles, Jr., (424) 407-7109
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1). ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i). ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii). ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  _____

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  _____
Central Index Key Number of underwriter (if applicable):  _____

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report with respect to the undersigned securitizer or with respect to Athene Annuity & Life Assurance Company, a Delaware corporation, or Athene Annuity and Life Company, an Iowa corporation, each an affiliated securitizer of the undersigned.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ROSENCRANTZ DEPOSITOR, LLC
(Securitizer)

By: Athene USA Corporation, its managing member

By: Apollo Insurance Solutions Group LP, its investment adviser

By: AISG GP Ltd., its General Partner

Date: January 26, 2022

/s/ James R Belardi

By:  James R. Belardi
Title: Chief Executive Officer